Reserve for Property-Liability Insurance Claims and Claims Expense - Reconciliation of the net incurred and paid claims development (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Claims Development [Line Items]
Net outstanding liabilities	$ 20,268
ULAE	1,286
Recoverables	7,155
ULAE	109
Gross reserve for property and casualty insurance claims and claims expense	27,423	$ 26,325	$ 25,250	$ 23,869
Reserves for asbestos claims	866	884
Reinsurance recoverables for asbestos claims	400	412
Reserves for environmental claims	170	166
Reinsurance recoverables for environmental claims	39	$ 33
Discontinued Lines and Coverages
Claims Development [Line Items]
Net outstanding liabilities	1,315
Recoverables	473
Gross reserve for property and casualty insurance claims and claims expense	693
Auto insurance - liability coverage
Claims Development [Line Items]
Net outstanding liabilities	13,180
Recoverables	5,829
Auto insurance - physical damage coverage
Claims Development [Line Items]
Net outstanding liabilities	271
Recoverables	12
Homeowners insurance
Claims Development [Line Items]
Net outstanding liabilities	2,044
Recoverables	472
Other personal lines
Claims Development [Line Items]
Net outstanding liabilities	1,356
Recoverables	195
Commercial lines
Claims Development [Line Items]
Net outstanding liabilities	766
Recoverables	53
Service Businesses
Claims Development [Line Items]
Net outstanding liabilities	50
Recoverables	$ 12